STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION
NOTE 6 - STOCK-BASED COMPENSATION
Incentive Compensation Plan
The Company maintains the Hudson Global, Inc. 2009 Incentive Stock and Awards Plan, as amended and restated on May 24, 2016 and further amended on September 14, 2020 and May 17, 2022 (the “ISAP”), pursuant to which it can issue equity-based compensation incentives to eligible participants. The ISAP permits the granting of stock options, restricted stock, restricted stock units, and other types of equity-based awards. The Compensation Committee (the “Compensation Committee”) of the Board of Directors (the “Board”) will establish such conditions as it deems appropriate on the granting or vesting of stock options, restricted stock, restricted stock units and other types of equity-based awards. As determined by the Compensation Committee, equity awards may also be subject to immediate vesting upon the occurrence of certain events including death, disability, retirement or a change in control of the Company. When we make grants of restricted stock or restricted stock units to our executive officers, including the named executive officers, we enter into Restricted Stock Agreements and Restricted Stock Unit Agreements with such executive officers that contain provisions that are triggered upon a termination of an executive officer or a change in control of our Company. For awards of restricted stock granted beginning on November 6, 2015, effective upon a change in control of our Company, if the executive is employed by us or an affiliate of ours immediately prior to the date of such change in control and is subsequently terminated within 12 months following the date of such change in control, the shares of restricted stock will fully vest and the restrictions imposed upon the restricted stock will be immediately deemed to have lapsed. For awards of restricted stock units granted beginning on March 10, 2016, effective upon a change in control of our Company, if the executive is employed by us or an affiliate of ours immediately prior to the date of such change in control and is subsequently terminated within 12 months following the date of such change in control, the restricted stock units will fully vest and the restrictions imposed upon the restricted stock units will be immediately deemed to have lapsed. The Company primarily grants restricted stock and restricted stock units to its employees. A restricted stock unit is equivalent to one share of the Company’s common stock and is payable only in common stock of the Company issued under the ISAP.
The Compensation Committee administers the ISAP and may designate any of the following as a participant under the ISAP: any officer or other employee of the Company or its affiliates or individuals engaged to become an officer or employee, consultants or other independent contractors who provide services to the Company or its affiliates, and non-employee
directors of the Company. On May 17, 2022, the Company’s stockholders at the 2022 Annual Meeting of Stockholders approved amendments to the ISAP to, among other things, increase the number of shares of the Company’s common stock that are reserved for issuance by 250,000 shares. As of March 31, 2025, there were 50,420 shares of the Company’s common stock available for future issuance under the ISAP.

All share issuances related to stock compensation plans are issued from the aforementioned stock available for future issuance under stockholder approved compensation plan.
For the three months ended March 31, 2025, the Company granted 46,688 restricted stock units subject to performance vesting conditions for the year ended December 31, 2025. For the three months ended March 31, 2024, the Company granted 43,147 restricted stock units subject to performance vesting conditions for the year ended December 31, 2024, and granted 1,250 of discretionary time-vested restricted stock units to certain employees that were not subject to performance conditions.
A summary of the quantity and vesting conditions for stock-based units granted to the Company’s employees for the three months ended March 31, 2025 was as follows:

Vesting conditions	Number of Restricted Stock Units Granted
Performance and service conditions - Type 1 (1) (2)	11,296
Performance and service conditions - Type 2 (1) (2)	35,392

Total shares of stock award granted	46,688

(1)	The performance conditions with respect to restricted stock units may be satisfied as follows:
(a)	For grants to Corporate office employees subject to 2024 performance conditions, 100% of the restricted stock units may be earned on the basis of performance as measured by a “group adjusted EBITDA”.
(2)	To the extent restricted stock units are earned, such restricted stock units will vest on the basis of service as follows:
(a)	33% and 66.6% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the first anniversary of the grant date;
(b)	33% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the second anniversary of the grant date; and
(c)
34% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the third anniversary of the grant date; provided that, in each case, the employee remains employed by the Company from the grant date through the applicable service vesting date.

The Company also maintains the Director Deferred Share Plan (the “Director Plan”) as part of the ISAP pursuant to which it can issue restricted stock units to its non-employee
directors. A restricted stock unit is equivalent to one share of the Company’s common stock and is payable only in common stock issued under the ISAP upon a director ceasing service as a member of the Company’s Board. The restricted stock units vest immediately upon grant and are credited to each of the non-employee
director’s retirement accounts under the Director Plan. Restricted stock units issued under the Director Plan contain the right to a dividend equivalent award in the form of additional restricted stock units. The dividend equivalent award is calculated using the same rate as the cash dividend paid on a share of the Company’s common stock, and then divided by the closing price of the Company’s common stock on the date the dividend is paid to determine the number of additional restricted stock units to grant. Dividend equivalent awards have the same vesting terms as the underlying awards. During the three months ended March 31, 2025, the Company granted 3,836 restricted stock units to its non-employee
directors pursuant to the Director Plan.
As of March 31, 2025, 240,031 restricted stock units are deferred under the Company’s ISAP.

For the three months ended March 31, 2025 and 2024, the Company’s stock-based compensation expense related to restricted stock units and restricted shares of common stock were as follows:

	Three Months Ended March 31,
	2025	2024
Restricted stock units	$386	$378

Total	$386	$378

Restricted Stock Units
As of March 31, 2025, the Company had $1,705 of unrecognized stock-based compensation expense related to outstanding unvested restricted stock units. The Company expects to recognize that cost over a weighted average service period of 0.8 years. Restricted stock units have no voting or dividend rights until the awards are vested.
Changes in the Company’s restricted stock units for the three months ended March 31, 2025 and 2024 were as follows:

	Three Months Ended March 31, 2025
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1, 2025	55,591	$17.58	128,474	$14.96	184,065	$15.75
Granted	46,688	$13.28	3,836	$10.30	50,524	$13.05
Vested	(3,373)	$30.00	(4,249)	$10.71	(7,622)	$19.24
Forfeited	(47,647)	$14.51	(340)	$38.77	(47,987)	$14.69

Unvested restricted stock units at March 31, 2025	51,259	$15.70	127,721	$14.90	178,980	$15.13

	Three Months Ended March 31, 2024
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1, 2024	95,264	$23.49	80,422	$16.50	175,686	$20.29
Granted	43,147	$14.37	3,483	$16.54	46,630	$14.53
Vested	(43,781)	$17.21	(6,993)	$15.55	(50,774)	$16.98
Forfeited	(28,841)	$22.27	—	$—	(28,841)	$22.27

Unvested restricted stock units at March 31, 2024	65,789	$22.23	76,912	$16.59	142,701	$19.19

NOTE 6 - STOCK-BASED COMPENSATION
Equity Compensation Plans
The Company maintains the Hudson Global, Inc. 2009 Incentive Stock and Awards Plan, as amended and restated on May 24, 2016 and further amended on September 14, 2020 and May 17, 2022 (the “ISAP”), pursuant to which it can issue equity-based compensation incentives to eligible participants. The ISAP permits the granting of stock options, restricted stock, restricted stock units, and other types of equity-based awards. The Compensation Committee (the “Compensation Committee”) of the Board of Directors (the “Board”) will establish such conditions as it deems appropriate on the granting or vesting of stock options, restricted stock, restricted stock units and other types of equity-based awards. As determined by the Compensation Committee, equity awards may also be subject to immediate vesting upon the occurrence of certain events including death, disability, retirement or a change in control of the Company. When we make grants of restricted stock or restricted stock units to our executive officers, including the named executive officers, we enter into Restricted Stock Agreements and Restricted Stock Unit Agreements with such executive officers that contain provisions that are triggered upon a termination of an executive officer or a change in control of our Company. For awards of restricted stock granted beginning on November 6, 2015, effective upon a change in control of our Company, if the executive is employed by us or an affiliate of ours immediately prior to the date of such change in control and is subsequently terminated within 12 months following the date of such change in control, the shares of restricted stock will fully vest and the restrictions imposed upon the restricted stock will be immediately deemed to have lapsed. For awards of restricted stock units granted beginning on March 10, 2016, effective upon a change in control of our Company, if the executive is employed by us or an affiliate of ours immediately prior to the date of such change in control and is subsequently terminated within 12 months following the date of such change in control, the restricted stock units will fully vest and the restrictions imposed upon the restricted stock units will be immediately deemed to have lapsed. The Company primarily grants restricted stock and restricted stock units to its employees. A restricted stock unit is equivalent to one share of the Company’s common stock and is payable only in common stock of the Company issued under the ISAP.
The Compensation Committee administers the ISAP and may designate any of the following as a participant under the ISAP: any officer or other employee of the Company or its affiliates or individuals engaged to become an officer or employee, consultants, or other independent contractors who provide services to the Company or its affiliates, and non-employee
directors of the Company. On May 17, 2022, the Company’s stockholders at the 2022 Annual Meeting of Stockholders approved amendments to the ISAP to, among other things, increase the number of shares of the Company’s common stock that are reserved for issuance by 250,000 shares. As of December 31, 2024, there were 52,264 shares of the Company’s common stock available for future issuance under the ISAP.
During the year 2024, the Company granted 47,647 restricted stock units subject to performance vesting conditions for the year ended December 31, 2024, and granted 12,540 discretionary time-vested restricted stock units to certain employees that were not subject to performance conditions. Additionally, 70,373 time-vested restricted stock units were granted to the Global Chief Executive Officer at Hudson RPO. In the previous year, 2023, the Company granted 28,841 restricted stock units subject to performance vesting conditions and granted an additional 1,250 of discretionary time-vested restricted stock units to certain employees that were not subject to performance conditions for the year ended December 31, 2023. In addition, 65,105 time-vested restricted stock units were granted to the Global Chief Executive Officer at Hudson RPO.
A summary of the quantity and vesting conditions for stock-based units granted to the Company’s employees for the year ended December 31, 2024 was as follows:

Vesting conditions	Number of Restricted Stock Units Granted
Performance and service conditions - Type 1 (1) (2)	14,939
Performance and service conditions - Type 2 (1) (2)	32,708
Service conditions only - Type 1 (2)	82,913

Total shares of stock award granted	130,560

(1)	The performance conditions with respect to restricted stock units may be satisfied as follows:
(a)	For grants to Corporate office employees subject to 2023 performance conditions, 100% of the restricted stock units may be earned on the basis of performance as measured by a “group adjusted EBITDA”.
(2)	To the extent restricted stock units are earned, such restricted stock units will vest on the basis of service as follows:
(a)	33% and 66.6% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the first anniversary of the grant date;

(b)	33% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the second anniversary of the grant date; and
(c)
34% and 16.7% for Type 1 and Type 2, respectively, of the restricted stock units will vest on the third anniversary of the grant date; provided that, in each case, the employee remains employed by the Company from the grant date through the applicable service vesting date.

The Company also maintains the Director Deferred Share Plan (the “Director Plan”) as part of the ISAP pursuant to which it can issue restricted stock units to its non-employee
directors. A restricted stock unit is equivalent to one share of the Company’s common stock and is payable only in common stock issued under the ISAP upon a director ceasing service as a member of the Company’s Board. The restricted stock units vest immediately upon grant and are credited to each of the non-employee
director’s retirement accounts under the Director Plan. Restricted stock units issued under the Director Plan contain the right to a dividend equivalent award in the form of additional restricted stock units. The dividend equivalent award is calculated using the same rate as the cash dividend paid on a share of the Company’s common stock, and then divided by the closing price of the Company’s common stock on the date the dividend is paid to determine the number of additional restricted stock units to grant. Dividend equivalent awards have the same vesting terms as the underlying awards. During the years ended December 31, 2024 and 2023, the Company granted 20,284 and 20,728 restricted stock units to its non-employee
directors pursuant to the Director Plan, respectively.
As of December 31, 2024, 234,150 restricted stock units are deferred under the Company’s ISAP.
On October 1, 2020, the Company granted 52,226 restricted shares of common stock to be issued over 30 months in connection with its acquisition of Coit Staffing, Inc. Accordingly, for the years ended December 31, 2024 and 2023, the Company recognized $0 and $16 in associated stock-based compensation. See Note 5 for additional information.
For the years ended December 31, 2024 and 2023, the Company’s stock-based compensation expense related to restricted stock units and restricted shares of common stock, which are included in the accompanying Consolidated Statements of Operations, were as follows:

	For The Year Ended December 31,
	2024	2023
Restricted shares of common stock	$—	$16
Restricted stock units	1,173	1,453
Restricted stock units-cash settled liabilities	107	—

Total	$1,280	$1,469

As of December 31, 2024 and 2023, the Company’s unrecognized compensation expense and the weighted average periods over which the compensation expense is expected to be recognized relating to the unvested portion of the Company’s restricted stock unit awards, were as follows:

	As of December 31,
	2024		2023
	Unrecognized Expense	Weighted Average Period in Years	Unrecognized Expense	Weighted Average Period in Years
Restricted stock units	$1,445	0.9	$1,346	0.9

Restricted Stock Units
Changes in the Company’s restricted stock units arising from grants to certain employees and non-employee
directors for the years ended December 31, 2024 and 2023 were as follows:

	Year Ended December 31, 2024
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1	95,264	$23.49	80,422	$16.50	175,686	$20.29
Granted	47,647	$14.51	103,197	$15.03	150,844	$14.87
Vested	(58,479)	$22.40	(54,465)	$17.21	(112,944)	$19.90
Forfeited	(28,841)	$22.27	(680)	$27.16	(29,521)	$22.38

Unvested restricted stock units at December 31	55,591	$17.58	128,474	$14.96	184,065	$15.75

	Year Ended December 31, 2023
	Performance-based		Time-based/Director		Total
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted stock units at January 1	130,186	$23.56	33,390	$20.31	163,576	$22.89
Granted	28,841	$22.27	87,083	$15.76	115,924	$17.39
Shares earned above target (a)	3,940	$35.72	—	$—	3,940	$35.72
Vested	(58,834)	$22.10	(36,321)	$18.06	(95,155)	$20.56
Forfeited	(8,869)	$35.10	(3,730)	$18.26	(12,599)	$30.11

Unvested restricted stock units at December 31	95,264	$23.49	80,422	$16.50	175,686	$20.29

(a)	The number of shares earned above target are based on the performance targets established by the Compensation Committee at the initial grant date.
The total fair value of restricted stock units vested during the years ended December 31, 2024 and 2023 were as follows:

	For The Year Ended December 31,
	2024	2023
Fair value of restricted stock units vested	$1,693	$1,976

Shares of Common Stock
There were no vested or unvested of restricted shares of common stock for the year ended December 31, 2024. Changes in the Company’s restricted shares of common stock for the year ended December 31, 2023 were as follows:

	For The Year Ended December 31,
	2023
	Number of Shares of Restricted Stock Units	Weighted Average Grant-Date Fair Value
Unvested restricted shares of common stock units at January 1	17,410	$9.57
Vested	(17,410)	$9.57

Unvested restricted shares of common stock units at December 31	—	$—